Shareholders' equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Shareholders' equity
Note 16: - Shareholders’ equity

a.
Share Repurchase Program:

During 2024, the Company’s board of directors authorized a share buyback program for the repurchase of up to $100,000 of the Company’s outstanding Ordinary shares. As of December 31, 2024, the Company repurchased 4,139,417 ordinary shares for $99,997, excluding $84 broker fees, at an average price of $24.16 per share. The ordinary shares purchased were cancelled subsequent to their purchase, returned to the unallocated share pool and are no longer outstanding.

b.	Holders of ordinary shares are entitled to one vote per share and dividends whenever funds are legally available and when, as, and if declared by the Company’s board of directors.

c.
Share options, RSUs and PSUs:

In 2011, the board of directors adopted the 2011 share option plan for employees, officers, directors and consultants (the “2011 Plan”). Each share option granted under the 2011 Plan expires no later than ten years from the date of grant. The vesting period of the share options is generally four years. As of December 31, 2019, the Company is no longer granting any awards under the 2011 Plan.

In 2019, the board of directors adopted the 2019 share incentive plan (the “2019 Plan”) for employees, officers, directors and consultants. The 2019 Plan provides for the grant of share options (including incentive share options and non-qualified share options), ordinary shares, restricted shares, RSUs and other share-based awards.

The maximum number of ordinary shares available for issuance under the 2019 Plan is equal to the sum of (i) 560,807 shares, (ii) any shares subject to awards under the 2011 Plan which will expire or become un-exercisable without having been exercised, and (iii) an annual increase on the first day of each year beginning in 2020 and ending in and including 2029, equal to the lesser of (A) 14,259,677 shares, (B) 5% of the outstanding shares on the last day of the immediately preceding calendar year on a fully diluted basis and (C) such amount as determined by our board of directors if so determined, prior to January 1 of a calendar year; provided, however, that no more than 14,820,484 shares may be issued upon the exercise of incentive stock options, or ISOs.

Each share option granted under the 2019 Plan expires no later than seven years from the date of grant. The vesting period of the share options is generally four years.

As of December 31, 2024, 2,308,771 RSUs and PSUs were outstanding under the 2019 Plan and the total of 2,489,312 ordinary shares was available for future grants under the 2019 Plan.

The following table summarizes the status of the share options granted under our 2019 Plan and 2011 Plan as of and for the year ended:

	December 31, 2024
	Number of share options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at the beginning of the year	3,412,281	$52.52	4.66
Granted	-	-	-
Exercised	(332,461)	9.97	-
Forfeited	(103,771)	68.66	-
Outstanding at the end of the year	2,976,049	$56.78	3.73
Exercisable at the end of the year	2,388,754	$56.91	3.43

The weighted-average grant-date fair value of share options granted was $18.17 and $25.24 per share for the years ended 2023 and 2022, respectively.

The weighted-average grant-date fair value of share options exercised was $26.15, $25.09 and $20.30 per share for the years ended December 31, 2024, 2023 and 2022, respectively.

The fair value of these share options was estimated on the grant date based on the following weighted average assumptions for the years ended:

	December 31,
	2024	2023	2022
Volatility	-	56% – 58%	54% – 57%
Expected term in years	-	3.78 – 5.23	3.78 – 4.56
Risk-free interest rate	-	3.37% – 4.22%	1.87% – 4.4%
Estimated fair value of underlying ordinary shares	-	20.5 – 39.35	27.55 – 81.03
Dividend yield	-	0%	0%

Intrinsic value represents the potential amount receivable by the option holders had all option holders exercised their share options as of such date.

The aggregate intrinsic value of the exercised share options was $5,366, $8,146 and $10,873 for the years ended December 31, 2024, 2023 and 2022, respectively.

The grant-date fair value of vested share options was $19,122, $20,802 and $23,346 for the years ended December 31, 2024, 2023 and 2022, respectively.

The following table summarizes the status of RSUs and PSUs granted under our 2019 Plan as of and for the year ended:

	December 31, 2024
	Number of RSUs and PSUs	Weighted- average grant date fair value
Outstanding at the beginning of the year	1,476,818	$57.76
Granted	2,052,292	27.83
Vested	(833,722)	55.91
Forfeited	(386,617)	47.34
Outstanding at the end of the year	2,308,771	$33.14

h.
Employee Share Purchase Plan:

In August 2020, the Company adopted the 2020 Employee Share Purchase Plan (the “ESPP”). As of December 31, 2024, a total of 1,303,663 shares were reserved for issuance under the ESPP.

The maximum aggregate number of ordinary shares that may be purchased initially under the ESPP was 410,000 shares, subject to adjustment as provided for in the ESPP. In addition, on the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2030, the number of shares available for issuance under the ESPP will be increased by the lesser of 1% of the shares outstanding on the final day of the immediately preceding calendar year, as determined on a fully diluted basis, and such smaller number of shares as determined by the Company’s board of directors. According to the ESPP, eligible employees may use up to 15% of their salaries to purchase ordinary shares. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the beginning of each offering period or on the purchase date.

During 2024, 163,390 ordinary shares had been issued under the ESPP. The ESPP is compensatory and, as such, results in recognition of compensation cost.

The fair value of ESPP was estimated on the grant date based on the following weighted average assumptions for the years ended:

	December 31,
	2024	2023	2022
Volatility	46.15-97.6%	66.4-97.6%	86.4-97.6%
Expected term in years	0.5	0.5	0.5
Risk-free interest rate	4.24-5.26%	4.24-4.96%	0.08-4.24%
Estimated fair value of underlying ordinary shares	26.40-206.07	26.40-206.07	35.36-206.07
Dividend yield	0%	0%	0%

Share-based compensation costs are recorded in the consolidated statements of operations for the years ended:

	December 31,
	2024	2023	2022
Cost of revenue	$2,136	$2,497	$2,520
Research and development	23,569	24,310	23,828
Sales and marketing	13,592	13,304	17,196
General and administrative	34,645	28,587	28,211
Total	$73,942	$68,698	$71,755

The total unrecognized share-based compensation cost as of December 31, 2024 was $ 87,027, which will be recognized over a weighted-average period of 2.37 years.